Note 9 - Restricted Net Assets	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
9.	Restricted net assets

As a result of PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of
December 31, 2020
and
March 31, 2021,
amounts restricted were the net assets of the Company's PRC subsidiaries, which amounted to nil
.